POST-EMPLOYMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2017
POST-EMPLOYMENT BENEFITS
Types of retirement benefits

	Social security benefit plans			Other benefits post
Company	BD Plan	Balance Plan	CD Plan	Life Insurance	Health Plan
Eletrobras	X		X	X	X
Amazonas	X		X
Boa Vista	X		X		X
Ceal	X		X		X
Ceron			X
Cepisa	X		X
CGTEE	X
Chesf	X	X	X	X
Eletroacre			X
Eletronorte	X		X	X	X
Eletronuclear	X				X
Eletrosul	X		X		X
Furnas	X		X	X	X

Balance of post-employment obligations

Post-employment benefit obligations - amounts recognized in financial statements	2017	2016

Social security benefit plans	1,870,577	2,214,342
Life insurance and health plans	315,428	253,212
Other post-employment benefit obligations	—	8,093

Total post-employment benefit obligations	2,186,005	2,475,647

Current	184,293	107,571
Non-current	2,001,711	2,368,076

Summary of the actuarial and economic assumptions used to calculate the defined benefit plans

Economic Hypotheses

	2017	2016
Annual actuarial discount interest rate (i)	9.38% to 9.73%	10.95% to 11.17%
Annual actuarial discount real interest rate	5.13% to 5.45%	5.70% to 5.91%
Projection of average wage increase	4.06% to 6.59%	4.97% to 9.02%
Projection of average benefit increase	4.06%	4.97%
Real annual rate of evolution of medical costs	0% to 3.25%	0% to 4.43%
Average annual inflation rate	4.06%	4.97%
Expected return on plan assets (ii)	9.38% to 9.73%	10.95% to 11.17%

Demographic Assumptions

2016
Rate of turnover	0%; N/A; CORES - 2015; Attenuated by 20%; T1 Service Table SUAV 20%	0%; GAMA - Exp. Turnover; T1 Service Table Suav, 20%; 80% T1 Service Table
Table of active and inactive mortality

AT-83 Basic FEMALE; AT-83 Basic FEMALE; AT- 2000 M&F SUAV 10%; AT-2000 BASIC M; AT- 2000 BASIC DES 5% and Segregated by Gender; AT- 2000 BASIC (D30%) M&F; AT-2000 (UNISEX) DES 10%; AT-2000 (Suav, 10%) M&F; AT-2000 Basic M&F;

AT-2000 BASIC;AT-83 BASIC F;AT-2000 (D10%/D5%/D30%);AT-2000 (attenuated by 10%);
Table of mortality of disabled people

AT-49 DES; AT-49 DES 2 ANOS; AT-83 M&F SUAV 10%; MI-85 Segregated by Gender; AT-83 M; AT 49 Segregated by Gende; AT- 49 M&F; AT-49 AGRAV 100% M&F; AT - 83M (decreased by 5%); RP 2000 DISABLED M&F; RRB - 1983

AT- 83;AT-83 (decreased, 10%);AT-49 DES 2 years;MI-85;AT-49 M;AT- 49 M&F;AT-49 (M&F) AGR 100%;RP - 2000 Disable;AT - 83M (decreased by 5%);RP 2000 Disable M&F;RRB - 1983
Table of disability	Alvaro Vindas; Medium Light	Light Weak, Medium and Strong; Alvaro Vindas
% married on the date of retirement	95%	95%
Age difference between men and women	4 years	4 years

(i) Long-term interest rate

(ii) Represents the maximum and minimum return rates of asset plans.

Schedule of expected maturity of non-discounted benefits of post-employment defined benefit plans
Social Security Program	Year 1	Year 2	Year 3	Year 4	Year 5	Next 5 Years	Total

On December 31, 2017	1,728,431	1,731,547	1,730,953	1,722,171	1,710,042	8,279,491	16,902,635

Summary of sums included in plan assets

Asset Class	2017	2016
Available Immediate Values	797	10,361
Realizable	834,606	913,902
Private Deposits Credit	1,171,009	364,800
Investments in Fixed Income	16,359,920	16,409,421
Investments in Variable Income	2,088,593	2,545,552
Investment in Funds	1,853,234	1,231,716
Real Estate Investments	793,797	823,129
Structured Investments	545,444	451,874
Loans and Financing	562,396	563,357
Other	2,186	76,172
(-) Funds receivable from the sponsor	(319,896)	(421,767)
(-) Operating Liabilities	(130,987)	(111,563)
(-) Contingency Liabilities	(305,669)	(503,233)
(-) Investment Funds	(82,271)	(117,356)
(-) Administrative Funds	(200,293)	(192,172)
(-) Social Security Funds	(19,8490	(18,249)

Total Assets	23,153,018	22,025,946

Defined benefit pension plan
POST-EMPLOYMENT BENEFITS
Reconciliation of the liabilities

Social security defined benefit plans - Amounts recognized in
balance sheet and statement of income for the year	2017	2016

Present value of actuarial obligations partially or totally hedged	23,084,912	21,682,893
Fair value of plan assets (-)	(23,153,018)	(22,025,946)

Net Liabilities/(Assets)	(68,107)	(343,054)

Effect of restriction on the asset	1,797,066	2,077,026
Contractual debt contracted between sponsor and plan	1,380,914	1,397,984
Financial debt contracted between sponsor and plan	—	15,479
Other social security benefits	26,683	171,525

Value of liabilities/(assets) of post-employment benefits	1,870,577	2,214,342

Net current service cost	(50,269)	(71,682)
Net interest cost	180,742	103,593

Actuarial Expense/(Revenue) recognized in the year	130,473	31,911

Reconciliation of present value of the obligations

Social security defined benefit plans - Changes in the present value of
the actuarial obligations	2017	2016

Amount of actuarial obligations at the beginning of the year	21,682,893	17,867,309
Subsidiary held for sale (*)	(339,490)	—
Current service cost	102,752	75,475
Interest on the actuarial obligation	2,273,454	2,262,079
Benefits paid in the year (-)	(1,821,569)	(1,576,185)
(Gain)/Loss on actuarial obligations arising from remeasurement	1,186,871	3,054,215
Actuarial (gains) losses resulting from changes in demographic assumptions	—	213,883
Actuarial (gains) losses resulting from changes in financial assumptions	1,094,536	2,723,761
Actuarial (gains) losses resulting from adjustments by experience	92,335	116,571

Present value of actuarial obligations at the end of the year	23,084,912	21,682,893

Summary of amounts recognized as actuarial gains and losses in the Statement of Comprehensive Income

	2017	2016
Other Comprehensive Income (ORA) accumulated in the Social Security Program	3,641,454	3,482,507

	2017	2016
Actuarial gains (losses) recognized in ORA in the year net of deferred taxes - Social Security Program	(158,947)	(1,160,545)

Life insurance and health plans
POST-EMPLOYMENT BENEFITS
Reconciliation of fair value of the plan assets

Social security defined benefit plans - Changes and
composition of the fair value of the assets	2017	2016

Fair value of assets at the beginning of the year	22,025,946	18,905,009
Subsidiary held for sale (*)	(311,680)	—
Benefits paid during the year (-)	(1,821,537)	(1,576,185)
Participant contributions disbursed during the year	153,884	147,157
Employee contributions disbursed during the year	328,526	281,376
Expected return on assets in the year	2,334,352	2,423,501
Gain/(Loss) on plan assets (excluding interest revenue)	443,525	1,845,088

Fair value of assets at the end of the year	23,153,018	22,025,946

Effective return of assets in the year	2,777,878	4,268,589

Other retirement benefit obligations"
POST-EMPLOYMENT BENEFITS
Reconciliation of the liabilities

Other post-employment benefits - Amounts recognized in the balance sheet
and statement of income for the year	2017	2016

Present value of actuarial obligations partially or totally hedged	315,428	253,212
Fair value of plan assets (-)	—	—

Net Liabilities/(Assets)	315,428	253,212

Value of liabilities/(assets) of post-employment benefits	315,428	253,212

Current service cost	10,479	13,711
Net interest cost	26,566	35,601

Actuarial Expense/(Revenue) recognized in the year	37,045	49,312

Other post-employment benefit obligations
POST-EMPLOYMENT BENEFITS
Reconciliation of present value of the obligations

Other post-employment benefits - Changes in the present value of actuarial obligations	2017	2016
Amount of actuarial obligations at the beginning of the year	253,212	272,296
Current service cost	10,547	13,187
Interest on the actuarial obligation	26,597	34,855
Benefits paid in the year	(211,441)	(30,013)
Costs from previous years	—	—
(Gain)/Loss on actuarial obligations arising from remeasurement	236,515	(37,113)
Actuarial (gains) losses resulting from changes in demographic assumptions	10,753	(3,190)
Actuarial (gains) losses resulting from changes in financial assumptions	24,243	27,039
Actuarial (gains) losses resulting from adjustments by experience	201,518	(62,580)

Present value of actuarial obligations at the end of the year	315,429	253,212